Equity (Detail Textuals)		1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 15, 2019 USD ($) shares	Jun. 25, 2019 USD ($) Warrant $ / shares shares	Jun. 30, 2017 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Nov. 30, 2019 USD ($) shares	May 31, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Nov. 30, 2018 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($)	Aug. 31, 2019 USD ($) Warrant $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Jun. 20, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized | shares				6,250,000						6,250,000		6,250,000	6,250,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001						$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued | shares				3,733,604						3,733,604		3,353,616	1,750,268
Preferred stock, shares issued | shares				0						0		0	0
Common stock, shares authorized | shares				18,750,000						18,750,000		18,750,000	18,750,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001						$ 0.001		$ 0.001	$ 0.001
Common stock holder voting rights										Each share of common stock entitles the holder to one vote, in person or proxy
Common shares issued for cash				$ 380,678			$ 417,732	$ 1,087,131	$ 170,774			$ 8,376,379	$ 1,386,613
Proceeds from issuance of common stock										$ 380,678	$ 1,675,637	$ 8,376,379	$ 1,386,613
Common shares issued for services				10,500	$ 10,500	$ 13,000	$ 13,000	$ 13,000	$ 13,000
Exercise price of warrants | $ / shares		$ 6.4575
Number of warrant purchase | Warrant		1
Number of purchase common stock shares | Warrant		1
Number of units sold | shares		1,300,813
Number of warrant granted | shares										0		1,839,575	254,389
Derivative liability												$ 29,501
Common shares issued for settlement of debt						100,000				$ 100,000
Stock based compensation										31,500		$ 52,000	$ 56,835
Remains unamortized stock based expenses										44,333
Warrant intrinsic value				0						0			585,691
Deferred offering costs				$ 98,715						98,715
Common stock issuance costs										113,866
Common stock issuance costs						$ 15,151				$ 15,151
Over-allotment option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares		$ 0.01
Gross proceeds before deducting underwriting discounts and commissions		$ 8,001,911
Exercise price of warrants | $ / shares		$ 6.765
Number of warrant purchase | Warrant		104,065
Offering price, per unit | $ / shares		$ 6.15
Number of additional shares purchased | shares		195,121
Percentage Of Underwriting Discounts And Commissions		8.00%
Number of units sold | shares		191,102
Proceeds from warrant exercises		$ 1,911
Equity distribution agreement with Maxim Group LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Number of common stock shares may sell | shares				1,475,000						1,475,000
Percentage of compensation commission rate per share of common stock				2.00%						2.00%
Subscription Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for services (in shares) | shares			3,125
Common shares issued for services			$ 10,000
Subscription Agreement | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares												163,606
Common shares issued for cash												$ 850,785
Share price | $ / shares												$ 5.20
Exercise price of warrants | $ / shares												$ 12.00
Terms of common stock warrant												5 years
Officers and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares										45,834
Common shares issued for cash										$ 55,000
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares										260,371
Common shares issued for cash										$ 358,198
Remains unamortized stock based expenses												$ 637,865	$ 429,519
Blackrock Ventures, Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares	25,000
Common shares issued for cash	$ 240,000
NEOMED
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash												$ 539,417
Common shares issued for services (in shares) | shares												15,000
Common shares issued for services												$ 126,000
Number of units sold | shares												72,660
Series C Common Stock Purchase Warrant | Subscription Agreement | Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares												87,629
Common shares issued for cash												$ 525,828
Share price | $ / shares												$ 14.00
Term of issuance of common stock												5 years
Number of warrant purchase												1
Number of purchase common stock shares												1
Offering price, per unit | $ / shares												$ 6.00
Series D Common Stock Purchase Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares												209,635
Common shares issued for cash												$ 1,257,905
Share price | $ / shares												$ 6.00
Exercise price of warrants | $ / shares												$ 14.00
Number of warrant purchase | Warrant												1
Number of purchase common stock shares | Warrant												1
Terms of common stock warrant												5 years
Series E Common Stock Purchase Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares												54,940
Common shares issued for cash												$ 417,732
Share price | $ / shares												$ 7.60
Exercise price of warrants | $ / shares												$ 16.00
Number of warrant purchase | Warrant												1
Number of purchase common stock shares | Warrant												1
Terms of common stock warrant												3 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash (in shares) | shares				306,205			54,940	180,365	29,300	386,238		1,565,388	254,360
Common shares issued for cash				$ 307			$ 55	$ 181	$ 29	$ 380,678		$ 1,566	$ 254
Common shares issued for services (in shares) | shares												1,603,348	334,360
Common shares issued for price protection												$ 13
Number of warrants issued for price protection | shares												6,490
Reverse stock split adjustment (shares) | shares												10
Common shares issued for price protection (shares) | shares												12,950
Common shares issued for acquisition of license (in shares) | shares						61,297	61,297			61,297
Common shares issued for settlement of debt						$ 11
Common shares issued for settlement of debt (in shares) | shares						11,363				11,363
Additional common shares issued (shares) | shares				7,373	7,373
Additional paid-in capital (deficiency)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for cash				$ 380,371			$ 417,677	1,086,950	170,745			$ 8,374,813	$ 1,386,359
Common shares issued for services				$ 10,500	$ 10,500	$ 13,000	$ 13,000	$ 13,000	$ 13,000
Common shares issued for price protection												$ (13)
Common shares issued for settlement of debt						99,989
Common stock issuance costs						$ 15,151